LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET (Details 4) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Minimum Payments Under Operating Leases	$ 1,226,026	$ 1,102,687
Within 1 year [member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Minimum Payments Under Operating Leases	110,993	140,883
Over 1 year, but less than 5 years [member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Minimum Payments Under Operating Leases	960,037	823,035
Over 5 years [member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Minimum Payments Under Operating Leases	$ 154,996	$ 138,769